NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-10:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-account’s Statement of Changes in Contract Owners’ Equity for the period indicated.

Sub-account	Financial Statement	Period

Nationwide Funds Group NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

	Statement of Changes in Contract Owners’ Equity	The year ended December 31, 2016

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Income & Growth Fund - Class I (ACVIG)
4,803 shares (cost $37,371)	$51,442
VP International Fund - Class I (ACVI)
6,451 shares (cost $63,489)	78,569
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,587 shares (cost $50,044)	72,170
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,965 shares (cost $241,527)	372,487
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2,172 shares (cost $71,282)	87,461
Appreciation Portfolio - Initial Shares (DCAP)
262 shares (cost $10,031)	11,718
Quality Bond Fund II - Primary Shares (FQB)
3,321 shares (cost $37,229)	36,697
VIP Equity-Income Portfolio - Service Class (FEIS)
4,488 shares (cost $92,756)	106,682
VIP Growth Portfolio - Service Class (FGS)
3,754 shares (cost $158,741)	276,888
VIP High Income Portfolio - Service Class (FHIS)
11,627 shares (cost $65,938)	63,019
VIP Overseas Portfolio - Service Class (FOS)
860 shares (cost $13,703)	19,578
VIP Value Strategies Portfolio - Service Class (FVSS)
962 shares (cost $11,981)	13,685
Forty Portfolio: Service Shares (JACAS)
5,484 shares (cost $187,498)	207,525
Global Technology Portfolio: Service Shares (JAGTS)
6,804 shares (cost $37,067)	78,650
Overseas Portfolio: Service Shares (JAIGS)
1,868 shares (cost $77,247)	57,437
Emerging Markets Debt Portfolio - Class I (MSEM)
998 shares (cost $8,728)	8,063
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
719 shares (cost $8,479)	8,695
U.S. Real Estate Portfolio - Class I (MSVRE)
1,540 shares (cost $19,634)	33,457
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,564 shares (cost $43,293)	43,134
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,913 shares (cost $19,419)	19,199
NVIT Emerging Markets Fund - Class I (GEM)
2,437 shares (cost $26,452)	33,344
NVIT International Equity Fund - Class I (GIG)
2,779 shares (cost $25,543)	32,819
NVIT Nationwide Fund - Class I (TRF)
6,906 shares (cost $82,570)	131,976
NVIT Government Bond Fund - Class I (GBF)
6,436 shares (cost $75,712)	68,930
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,033 shares (cost $32,226)	39,489
NVIT Mid Cap Index Fund - Class I (MCIF)
5,703 shares (cost $113,826)	148,381
NVIT Money Market Fund - Class I (SAM)
29,839 shares (cost $29,839)	29,839

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
514 shares (cost $4,841)	5,584
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
966 shares (cost $8,725)	11,880
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,102 shares (cost $18,979)	21,277
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,916 shares (cost $126,633)	152,110
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,277 shares (cost $84,647)	96,826
NVIT Multi-Sector Bond Fund - Class I (MSBF)
6,441 shares (cost $58,127)	59,648
NVIT Large Cap Growth Fund - Class I (NVOLG1)
23,142 shares (cost $416,151)	455,438
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,376 shares (cost $18,737)	27,667
Guardian Portfolio - I Class Shares (AMGP)
2,109 shares (cost $37,411)	34,064
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,767 shares (cost $41,663)	49,102
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,384 shares (cost $19,010)	23,121
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,844 shares (cost $53,710)	87,434
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,480 shares (cost $112,792)	144,474
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
832 shares (cost $48,333)	70,070
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
480 shares (cost $6,495)	7,508
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
746 shares (cost $20,978)	17,700
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,129 shares (cost $75,280)	112,057

Total Investments	$3,507,294

Other Accounts Receivable	46
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	9
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(6)
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(8)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(7)
Accounts Payable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(5)

$3,507,326

Contract Owners’ Equity:
Accumulation units	3,507,326

Total Contract Owners’ Equity (note 5)	$3,507,326

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVIG	ACVI	DVSCS	DSIF	DSRG	DCAP	FQB
Reinvested dividends	$36,070	1,170	620	442	5,955	1,042	142	1,190
Mortality and expense risk charges (note 2)	(46,870)	(694)	(998)	(941)	(4,874)	(1,258)	(147)	(514)

Net investment income (loss)	(10,800)	476	(378)	(499)	1,081	(216)	(5)	676

Realized gain (loss) on investments	35,072	999	185	600	4,519	2,929	(2)	(32)
Change in unrealized gain (loss) on investments	443,640	5,798	18,261	4,085	49,013	2,731	1,070	293

Net gain (loss) on investments	478,712	6,797	18,446	4,685	53,532	5,660	1,068	261

Reinvested capital gains	116,904	1,282	-	2,891	8,166	5,991	1,324	-

Net increase (decrease) in contract owners’ equity resulting from operations	$584,816	8,555	18,068	7,077	62,779	11,435	2,387	937

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	JACAS	JAGTS	JAIGS
Reinvested dividends	$1,654	309	3,276	241	179	-	308	912
Mortality and expense risk charges (note 2)	(1,444)	(3,501)	(867)	(254)	(177)	(2,786)	(978)	(805)

Net investment income (loss)	210	(3,192)	2,409	(13)	2	(2,786)	(670)	107

Realized gain (loss) on investments	(3,134)	6,591	49	3,681	8	2,672	2,607	(11,183)
Change in unrealized gain (loss) on investments	11,790	48,088	874	725	(941)	36,821	18,314	25,463

Net gain (loss) on investments	8,656	54,679	923	4,406	(933)	39,493	20,921	14,280

Reinvested capital gains	2,123	17,677	-	17	2,976	11,106	3,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,989	69,164	3,332	4,410	2,045	47,813	24,192	14,387

Investment Activity:	MSEM	MSVMG	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF
Reinvested dividends	$428	-	494	708	1,053	399	521	1,269
Mortality and expense risk charges (note 2)	(108)	(110)	(457)	(675)	(285)	(412)	(418)	(1,746)

Net investment income (loss)	320	(110)	37	33	768	(13)	103	(477)

Realized gain (loss) on investments	(9)	(64)	330	591	(947)	783	75	1,835
Change in unrealized gain (loss) on investments	302	2,568	183	903	1,250	8,884	6,531	20,085

Net gain (loss) on investments	293	2,504	513	1,494	303	9,667	6,606	21,920

Reinvested capital gains	-	-	-	1,514	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$613	2,394	550	3,041	1,071	9,654	6,709	21,443

Investment Activity:	GBF	GVIDM	MCIF	SAM	NVMLV1	NVMMG1	SCGF	SCVF
Reinvested dividends	$1,478	676	1,525	149	80	-	-	751
Mortality and expense risk charges (note 2)	(964)	(578)	(2,004)	(521)	(71)	(155)	(324)	(2,011)

Net investment income (loss)	514	98	(479)	(372)	9	(155)	(324)	(1,260)

Realized gain (loss) on investments	(87)	4,644	3,403	-	13	410	651	2,606
Change in unrealized gain (loss) on investments	30	(2,493)	7,657	-	342	1,746	4,141	2,201

Net gain (loss) on investments	(57)	2,151	11,060	-	355	2,156	4,792	4,807

Reinvested capital gains	-	2,253	8,461	-	279	545	201	6,895

Net increase (decrease) in contract owners’ equity resulting from operations	$457	4,502	19,042	(372)	643	2,546	4,669	10,442

Investment Activity:	SCF	MSBF	NVOLG1	EIF	AMGP	AMCG	AMTP	OVGS
Reinvested dividends	$-	2,790	2,043	808	105	-	129	713
Mortality and expense risk charges (note 2)	(1,258)	(953)	(5,955)	(362)	(455)	(648)	(303)	(1,080)

Net investment income (loss)	(1,258)	1,837	(3,912)	446	(350)	(648)	(174)	(367)

Realized gain (loss) on investments	(284)	1,961	4,559	3,443	(456)	129	(93)	213
Change in unrealized gain (loss) on investments	5,642	(383)	84,493	70	3,818	9,273	2,099	22,721

Net gain (loss) on investments	5,358	1,578	89,052	3,513	3,362	9,402	2,006	22,934

Reinvested capital gains	6,208	-	10,287	-	3,831	889	606	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,308	3,415	95,427	3,959	6,843	9,643	2,438	22,567

Investment Activity:	OVGI	OVAG	VWEM	VWHA	SVOF
Reinvested dividends	$1,770	20	27	-	694
Mortality and expense risk charges (note 2)	(2,005)	(913)	(89)	(283)	(1,489)

Net investment income (loss)	(235)	(893)	(62)	(283)	(795)

Realized gain (loss) on investments	3,096	1,644	(22)	(5,148)	1,307
Change in unrealized gain (loss) on investments	14,871	7,975	2,598	4,280	9,468

Net gain (loss) on investments	17,967	9,619	2,576	(868)	10,775

Reinvested capital gains	2,375	6,718	-	-	8,348

Net increase (decrease) in contract owners’ equity resulting from operations	$20,107	15,444	2,514	(1,151)	18,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVIG		ACVI		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,800)	-	476	491	(378)	(222)	(499)	(290)
Realized gain (loss) on investments	35,072	21,556	999	181	185	(66)	600	1,918
Change in unrealized gain (loss) on investments	443,640	(57,665)	5,798	4,165	18,261	(4,232)	4,085	6,579
Reinvested capital gains	116,904	259,095	1,282	939	-	-	2,891	5,063

Net increase (decrease) in contract owners’ equity resulting from operations	584,816	222,986	8,555	5,776	18,068	(4,520)	7,077	13,270

Equity transactions:
Transfers between funds	-	-	3	(2,871)	-	-	-	-
Redemptions (note 3)	(256,826)	(179,974)	(9,224)	-	(1,327)	-	(837)	(3,449)
Adjustments to maintain reserves	(186)	(141)	(7)	2	(8)	(4)	-	(5)

Net equity transactions	(257,012)	(180,115)	(9,228)	(2,869)	(1,335)	(4)	(837)	(3,454)

Net change in contract owners’ equity	327,804	42,871	(673)	2,907	16,733	(4,524)	6,240	9,816
Contract owners’ equity beginning of period	3,179,522	3,136,651	52,117	49,210	61,841	66,365	65,934	56,118

Contract owners’ equity end of period	$3,507,326	3,179,522	51,444	52,117	78,574	61,841	72,174	65,934

CHANGES IN UNITS:
Beginning units	198,811	210,657	3,500	3,698	6,199	6,199	3,318	3,501
Units purchased	1,216	3,099	-	-	-	-	-	-
Units redeemed	(17,792)	(14,945)	(592)	(198)	(111)	-	(41)	(183)

Ending units	182,235	198,811	2,908	3,500	6,088	6,199	3,277	3,318

	DSIF		DSRG		DCAP		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,081	1,906	(216)	(103)	(5)	23	676	1,072
Realized gain (loss) on investments	4,519	2,790	2,929	2,831	(2)	(6)	(32)	(487)
Change in unrealized gain (loss) on investments	49,013	14,975	2,731	(4,414)	1,070	(751)	293	556
Reinvested capital gains	8,166	10,734	5,991	8,114	1,324	1,294	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,779	30,405	11,435	6,428	2,387	560	937	1,141

Equity transactions:
Transfers between funds	(4)	(11)	-	-	-	-	-	-
Redemptions (note 3)	(12,011)	(10,323)	(9,785)	(12,653)	-	-	(488)	(13,253)
Adjustments to maintain reserves	(8)	(12)	8	(5)	-	1	4	(5)

Net equity transactions	(12,023)	(10,346)	(9,777)	(12,658)	-	1	(484)	(13,258)

Net change in contract owners’ equity	50,756	20,059	1,658	(6,230)	2,387	561	453	(12,117)
Contract owners’ equity beginning of period	321,738	301,679	85,810	92,040	9,340	8,779	36,251	48,368

Contract owners’ equity end of period	$372,494	321,738	87,468	85,810	11,727	9,340	36,704	36,251

CHANGES IN UNITS:
Beginning units	19,328	19,962	4,948	5,776	606	606	2,689	3,673
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(656)	(634)	(513)	(828)	-	-	(35)	(984)

Ending units	18,672	19,328	4,435	4,948	606	606	2,654	2,689

	FEIS		FGS		FHIS		FOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$210	819	(3,192)	(2,932)	2,409	2,203	(13)	(3)
Realized gain (loss) on investments	(3,134)	(2,286)	6,591	2,897	49	(57)	3,681	90
Change in unrealized gain (loss) on investments	11,790	10,364	48,088	(21,393)	874	5,019	725	(1,452)
Reinvested capital gains	2,123	6,456	17,677	20,011	-	-	17	34

Net increase (decrease) in contract owners’ equity resulting from operations	10,989	15,353	69,164	(1,417)	3,332	7,165	4,410	(1,331)

Equity transactions:
Transfers between funds	-	-	6,980	(1,192)	-	(2,626)	-	-
Redemptions (note 3)	(11,089)	(6,762)	(10,262)	(3,210)	-	(3,340)	(4,141)	-
Adjustments to maintain reserves	(10)	(6)	(19)	(2)	(3)	2	2	1

Net equity transactions	(11,099)	(6,768)	(3,301)	(4,404)	(3)	(5,964)	(4,139)	1

Net change in contract owners’ equity	(110)	8,585	65,863	(5,821)	3,329	1,201	271	(1,330)
Contract owners’ equity beginning of period	106,792	98,207	211,027	216,848	59,691	58,490	19,310	20,640

Contract owners’ equity end of period	$106,682	106,792	276,890	211,027	63,020	59,691	19,581	19,310

CHANGES IN UNITS:
Beginning units	7,597	8,122	12,212	12,462	3,912	4,323	2,028	2,028
Units purchased	-	-	307	-	-	-	-	-
Units redeemed	(774)	(525)	(482)	(250)	-	(411)	(425)	-

Ending units	6,823	7,597	12,037	12,212	3,912	3,912	1,603	2,028

	FVSS		JACAS		JAGTS		JAIGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2	(51)	(2,786)	(912)	(670)	(699)	107	1,983
Realized gain (loss) on investments	8	166	2,672	1,173	2,607	347	(11,183)	(5,941)
Change in unrealized gain (loss) on investments	(941)	712	36,821	(23,102)	18,314	4,745	25,463	(2,623)
Reinvested capital gains	2,976	-	11,106	22,436	3,941	1,947	-	1,543

Net increase (decrease) in contract owners’ equity resulting from operations	2,045	827	47,813	(405)	24,192	6,340	14,387	(5,038)

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	-	(2,288)	(13,755)	(16,614)	(3,520)	-	(9,134)	(2,986)
Adjustments to maintain reserves	(3)	(10)	(8)	(11)	5	(7)	(9)	(4)

Net equity transactions	(3)	(2,298)	(13,763)	(16,625)	(3,515)	(7)	(9,143)	(2,990)

Net change in contract owners’ equity	2,042	(1,471)	34,050	(17,030)	20,677	6,333	5,244	(8,028)
Contract owners’ equity beginning of period	11,637	13,108	173,471	190,501	57,986	51,653	52,191	60,219

Contract owners’ equity end of period	$13,679	11,637	207,521	173,471	78,663	57,986	57,435	52,191

CHANGES IN UNITS:
Beginning units	764	929	8,992	9,926	2,607	2,607	6,711	7,123
Units purchased	-	(1)	-	-	-	-	-	-
Units redeemed	-	(164)	(600)	(934)	(132)	-	(985)	(412)

Ending units	764	764	8,392	8,992	2,475	2,607	5,726	6,711

	MSEM		MSVMG		MSVRE		NVAMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$320	306	(110)	(96)	37	(25)	33	548
Realized gain (loss) on investments	(9)	(11)	(64)	(133)	330	749	591	140
Change in unrealized gain (loss) on investments	302	324	2,568	(853)	183	989	903	3,429
Reinvested capital gains	-	-	-	325	-	-	1,514	5,342

Net increase (decrease) in contract owners’ equity resulting from operations	613	619	2,394	(757)	550	1,713	3,041	9,459

Equity transactions:
Transfers between funds	-	-	-	-	48	(43)	-	-
Redemptions (note 3)	-	-	(284)	(277)	(335)	(1,340)	(19,628)	(388)
Adjustments to maintain reserves	(4)	(3)	(1)	(5)	9	(9)	12	(3)

Net equity transactions	(4)	(3)	(285)	(282)	(278)	(1,392)	(19,616)	(391)

Net change in contract owners’ equity	609	616	2,109	(1,039)	272	321	(16,575)	9,068
Contract owners’ equity beginning of period	7,452	6,836	6,584	7,623	33,191	32,870	59,719	50,651

Contract owners’ equity end of period	$8,061	7,452	8,693	6,584	33,463	33,191	43,144	59,719

CHANGES IN UNITS:
Beginning units	513	513	458	477	2,510	2,618	2,351	2,368
Units purchased	-	-	-	-	4	-	-	-
Units redeemed	-	-	(16)	(19)	(25)	(108)	(766)	(17)

Ending units	513	513	442	458	2,489	2,510	1,585	2,351

	HIBF		GEM		GIG		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$768	949	(13)	(152)	103	207	(477)	55
Realized gain (loss) on investments	(947)	(73)	783	(84)	75	165	1,835	555
Change in unrealized gain (loss) on investments	1,250	1,685	8,884	1,863	6,531	(584)	20,085	9,971
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,071	2,561	9,654	1,627	6,709	(212)	21,443	10,581

Equity transactions:
Transfers between funds	-	-	-	-	-	-	(4)	1
Redemptions (note 3)	(4,803)	-	(3,506)	(643)	-	(3,415)	(5,709)	(2,640)
Adjustments to maintain reserves	(6)	(1)	(11)	(1)	(4)	5	6	(11)

Net equity transactions	(4,809)	(1)	(3,517)	(644)	(4)	(3,410)	(5,707)	(2,650)

Net change in contract owners’ equity	(3,738)	2,560	6,137	983	6,705	(3,622)	15,736	7,931
Contract owners’ equity beginning of period	22,934	20,374	27,201	26,218	26,118	29,740	116,247	108,316

Contract owners’ equity end of period	$19,196	22,934	33,338	27,201	32,823	26,118	131,983	116,247

CHANGES IN UNITS:
Beginning units	1,484	1,484	3,454	3,536	2,497	2,828	7,819	8,002
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(304)	-	(420)	(82)	-	(331)	(349)	(183)

Ending units	1,180	1,484	3,034	3,454	2,497	2,497	7,470	7,819

	GBF		GVIDM		MCIF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$514	397	98	196	(479)	(171)	(372)	(595)
Realized gain (loss) on investments	(87)	(57)	4,644	2,648	3,403	346	-	-
Change in unrealized gain (loss) on investments	30	(794)	(2,493)	(2,720)	7,657	9,892	-	-
Reinvested capital gains	-	-	2,253	2,527	8,461	11,820	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	457	(454)	4,502	2,651	19,042	21,887	(372)	(594)

Equity transactions:
Transfers between funds	-	-	14	(1)	-	-	(22,000)	15,835
Redemptions (note 3)	-	-	(12,274)	(6,896)	(10,116)	-	-	(5,130)
Adjustments to maintain reserves	(6)	(4)	(2)	(8)	(17)	(5)	(2)	-

Net equity transactions	(6)	(4)	(12,262)	(6,905)	(10,133)	(5)	(22,002)	10,705

Net change in contract owners’ equity	451	(458)	(7,760)	(4,254)	8,909	21,882	(22,374)	10,111
Contract owners’ equity beginning of period	68,483	68,941	47,245	51,499	139,464	117,582	52,214	42,103

Contract owners’ equity end of period	$68,934	68,483	39,485	47,245	148,373	139,464	29,840	52,214

CHANGES IN UNITS:
Beginning units	5,698	5,698	2,718	3,130	6,989	6,989	5,619	4,468
Units purchased	-	-	1	-	-	-	-	1,699
Units redeemed	-	-	(679)	(412)	(476)	-	(2,376)	(548)

Ending units	5,698	5,698	2,040	2,718	6,513	6,989	3,243	5,619

	NVMLG1		NVMLV1		NVMMG1		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	(34)	9	24	(155)	(132)	(324)	(208)
Realized gain (loss) on investments	-	(776)	13	7	410	45	651	(13)
Change in unrealized gain (loss) on investments	-	358	342	127	1,746	(548)	4,141	(3,062)
Reinvested capital gains	-	494	279	480	545	1,120	201	3,232

Net increase (decrease) in contract owners’ equity resulting from operations	-	42	643	638	2,546	485	4,669	(51)

Equity transactions:
Transfers between funds	-	(3,481)	-	-	-	-	7,500	-
Redemptions (note 3)	-	-	-	-	(824)	-	(6,354)	(7,955)
Adjustments to maintain reserves	-	6	(4)	(3)	10	(3)	(13)	-

Net equity transactions	-	(3,475)	(4)	(3)	(814)	(3)	1,133	(7,955)

Net change in contract owners’ equity	-	(3,433)	639	635	1,732	482	5,802	(8,006)
Contract owners’ equity beginning of period	-	3,433	4,944	4,309	10,151	9,669	15,467	23,473

Contract owners’ equity end of period	$-	-	5,583	4,944	11,883	10,151	21,269	15,467

CHANGES IN UNITS:
Beginning units	-	194	276	276	425	425	1,031	1,671
Units purchased	-	-	-	-	-	-	484	-
Units redeemed	-	(194)	-	-	(30)	-	(364)	(640)

Ending units	-	-	276	276	395	425	1,151	1,031

	SCVF		SCF		MSBF		NVOLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,260)	(908)	(1,258)	(800)	1,837	1,455	(3,912)	(2,420)
Realized gain (loss) on investments	2,606	613	(284)	(785)	1,961	751	4,559	6,419
Change in unrealized gain (loss) on investments	2,201	15,740	5,642	5,233	(383)	3,747	84,493	(81,162)
Reinvested capital gains	6,895	12,169	6,208	11,488	-	-	10,287	85,350

Net increase (decrease) in contract owners’ equity resulting from operations	10,442	27,614	10,308	15,136	3,415	5,953	95,427	8,187

Equity transactions:
Transfers between funds	7,486	9	-	-	27	(9)	-	26,892
Redemptions (note 3)	(6,857)	(6,379)	-	(2,389)	(24,547)	(8,592)	(21,264)	(22,486)
Adjustments to maintain reserves	5	(18)	(8)	(7)	(8)	1	(3)	(5)

Net equity transactions	634	(6,388)	(8)	(2,396)	(24,528)	(8,600)	(21,267)	4,401

Net change in contract owners’ equity	11,076	21,226	10,300	12,740	(21,113)	(2,647)	74,160	12,588
Contract owners’ equity beginning of period	141,036	119,810	86,532	73,792	80,762	83,409	381,278	368,690

Contract owners’ equity end of period	$152,112	141,036	96,832	86,532	59,649	80,762	455,438	381,278

CHANGES IN UNITS:
Beginning units	7,911	8,345	4,991	5,155	6,090	6,738	15,905	15,716
Units purchased	418	-	-	-	2	-	-	1,397
Units redeemed	(395)	(434)	-	(164)	(1,802)	(648)	(771)	(1,208)

Ending units	7,934	7,911	4,991	4,991	4,290	6,090	15,134	15,905

	EIF		AMGP		AMCG		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$446	343	(350)	(247)	(648)	(617)	(174)	(106)
Realized gain (loss) on investments	3,443	67	(456)	(223)	129	(310)	(93)	(116)
Change in unrealized gain (loss) on investments	70	3,603	3,818	(2,993)	9,273	22	2,099	2,834
Reinvested capital gains	-	-	3,831	5,515	889	2,000	606	1,603

Net increase (decrease) in contract owners’ equity resulting from operations	3,959	4,013	6,843	2,052	9,643	1,095	2,438	4,215

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	(4,987)	-	(3,053)	(714)	(4,243)	(5,774)	-	-
Adjustments to maintain reserves	(8)	(2)	(14)	7	(10)	(4)	(2)	(2)

Net equity transactions	(4,995)	(2)	(3,067)	(707)	(4,253)	(5,778)	(2)	(2)

Net change in contract owners’ equity	(1,036)	4,011	3,776	1,345	5,390	(4,683)	2,436	4,213
Contract owners’ equity beginning of period	28,707	24,696	30,285	28,940	43,707	48,390	20,678	16,465

Contract owners’ equity end of period	$27,671	28,707	34,061	30,285	49,097	43,707	23,114	20,678

CHANGES IN UNITS:
Beginning units	1,912	1,912	1,955	2,003	2,513	2,864	1,484	1,484
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(328)	-	(177)	(48)	(228)	(351)	-	-

Ending units	1,584	1,912	1,778	1,955	2,285	2,513	1,484	1,484

	OVGS		OVGI		OVAG		VWEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(367)	(196)	(235)	(419)	(893)	(822)	(62)	(49)
Realized gain (loss) on investments	213	(443)	3,096	2,789	1,644	975	(22)	(96)
Change in unrealized gain (loss) on investments	22,721	(5,142)	14,871	(6,226)	7,975	(4,100)	2,598	50
Reinvested capital gains	-	4,472	2,375	15,387	6,718	4,600	-	27

Net increase (decrease) in contract owners’ equity resulting from operations	22,567	(1,309)	20,107	11,531	15,444	653	2,514	(68)

Equity transactions:
Transfers between funds	(50)	50	-	-	-	-	-	-
Redemptions (note 3)	-	(4,052)	(14,999)	(23,113)	(3,932)	(2,206)	(230)	(215)
Adjustments to maintain reserves	(7)	(1)	(7)	2	(18)	2	(9)	1

Net equity transactions	(57)	(4,003)	(15,006)	(23,111)	(3,950)	(2,204)	(239)	(214)

Net change in contract owners’ equity	22,510	(5,312)	5,101	(11,580)	11,494	(1,551)	2,275	(282)
Contract owners’ equity beginning of period	64,920	70,232	139,373	150,953	58,570	60,121	5,228	5,510

Contract owners’ equity end of period	$87,430	64,920	144,474	139,373	70,064	58,570	7,503	5,228

CHANGES IN UNITS:
Beginning units	4,822	5,148	8,514	10,149	3,998	4,141	496	516
Units purchased	-	4	-	-	-	-	-	-
Units redeemed	(3)	(330)	(858)	(1,635)	(232)	(143)	(18)	(20)

Ending units	4,819	4,822	7,656	8,514	3,766	3,998	478	496

	VWHA		SVOF		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(283)	(276)	(795)	602	-	(94)
Realized gain (loss) on investments	(5,148)	(215)	1,307	26	-	5,046
Change in unrealized gain (loss) on investments	4,280	9,821	9,468	(328)	-	(7,989)
Reinvested capital gains	-	-	8,348	9,761	-	2,811

Net increase (decrease) in contract owners’ equity resulting from operations	(1,151)	9,330	18,328	10,061	-	(226)

Equity transactions:
Transfers between funds	-	-	-	-	-	(32,553)
Redemptions (note 3)	(12,735)	(145)	(10,573)	(347)	-	-
Adjustments to maintain reserves	-	(9)	(8)	5	-	(1)

Net equity transactions	(12,735)	(154)	(10,581)	(342)	-	(32,554)

Net change in contract owners’ equity	(13,886)	9,176	7,747	9,719	-	(32,780)
Contract owners’ equity beginning of period	31,587	22,411	104,309	94,590	-	32,780

Contract owners’ equity end of period	$17,701	31,587	112,056	104,309	-	-

CHANGES IN UNITS:
Beginning units	2,982	2,998	5,985	6,006	-	1,870
Units purchased	-	-	-	-	-	-
Units redeemed	(1,258)	(16)	(571)	(21)	-	(1,870)

Ending units	1,724	2,982	5,414	5,985	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account are 1.40%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	13 years

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,507,294	$-	$-	$3,507,294

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Income & Growth Fund - Class I (ACVIG)	$2,453	$9,928
VP International Fund - Class I (ACVI)	619	2,347
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	3,333	1,793
Stock Index Fund, Inc. - Initial Shares (DSIF)	14,121	16,918
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	7,033	11,058
Appreciation Portfolio - Initial Shares (DCAP)	1,466	154
Quality Bond Fund II - Primary Shares (FQB)	1,189	1,010
VIP Equity-Income Portfolio - Service Class (FEIS)	10,800	19,578
VIP Growth Portfolio - Service Class (FGS)	24,976	13,802
VIP High Income Portfolio - Service Class (FHIS)	3,275	877
VIP Overseas Portfolio - Service Class (FOS)	5,184	9,325

VIP Value Strategies Portfolio - Service Class (FVSS)	3,155	182
Forty Portfolio: Service Shares (JACAS)	11,106	16,566
Global Technology Portfolio: Service Shares (JAGTS)	4,249	4,527
Overseas Portfolio: Service Shares (JAIGS)	912	9,955
Emerging Markets Debt Portfolio - Class I (MSEM)	428	118
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	1	401
U.S. Real Estate Portfolio - Class I (MSVRE)	541	799
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	9,773	27,870
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,053	5,092
NVIT Emerging Markets Fund - Class I (GEM)	4,632	8,164
NVIT International Equity Fund - Class I (GIG)	520	425
NVIT Nationwide Fund - Class I (TRF)	1,270	7,477
NVIT Government Bond Fund - Class I (GBF)	1,478	983
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,943	12,860
NVIT Mid Cap Index Fund - Class I (MCIF)	9,986	12,137
NVIT Money Market Fund - Class I (SAM)	149	22,527
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	-	2
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	359	81
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	545	991
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,700	6,686
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	22,262	16,015
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,208	1,283
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,814	25,510
NVIT Large Cap Growth Fund - Class I (NVOLG1)	12,330	27,257
Invesco NVIT Comstock Value Fund - Class I (EIF)	6,162	10,716
Guardian Portfolio - I Class Shares (AMGP)	3,937	3,518
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	889	4,899
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	735	308
Global Securities Fund/VA - Non-Service Shares (OVGS)	713	1,149
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	4,145	17,019
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	6,738	4,871
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	27	326
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	6,797	19,829
Advantage VT Opportunity Fund - Class 2 (SVOF)	9,042	12,071

	$218,048	$369,404

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Income & Growth Fund - Class I (ACVIG)
2017	1.40%	2,908	$17.69	$51,444	2.35%	18.80%
2016	1.40%	3,500	14.89	52,117	2.36%	11.90%
2015	1.40%	3,698	13.31	49,210	2.12%	-6.94%
2014	1.40%	3,257	14.30	46,574	1.98%	10.93%
2013	1.40%	4,047	12.89	52,170	2.28%	33.92%
VP International Fund - Class I (ACVI)
2017	1.40%	6,088	12.91	78,574	0.87%	29.38%
2016	1.40%	6,199	9.98	61,841	1.04%	-6.82%
2015	1.40%	6,199	10.71	66,365	0.37%	-0.65%
2014	1.40%	6,199	10.78	66,801	1.66%	-6.83%
2013	1.40%	6,199	11.57	71,698	1.68%	20.70%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	1.40%	3,277	22.02	72,174	0.65%	10.83%
2016	1.40%	3,318	19.87	65,934	0.90%	23.97%
2015	1.40%	3,501	16.03	56,118	0.73%	-3.70%
2014	1.40%	3,547	16.64	59,038	0.58%	3.65%
2013	1.40%	3,589	16.06	57,633	1.05%	38.75%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	1.40%	18,672	19.95	372,494	1.72%	19.84%
2016	1.40%	19,328	16.65	321,738	2.01%	10.15%
2015	1.40%	19,962	15.11	301,679	1.83%	-0.31%
2014	1.40%	19,988	15.16	303,007	1.75%	11.84%
2013	1.40%	20,428	13.55	276,901	1.86%	30.18%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	1.40%	4,435	19.72	87,468	1.17%	13.72%
2016	1.40%	4,948	17.34	85,810	1.27%	8.83%
2015	1.40%	5,776	15.93	92,040	1.03%	-4.55%
2014	1.40%	5,776	16.69	96,427	1.03%	11.86%
2013	1.40%	5,776	14.92	86,200	1.25%	32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	1.40%	606	19.35	11,727	1.35%	25.56%
2016	1.40%	606	15.41	9,340	1.65%	6.40%
2015	1.40%	606	14.49	8,779	1.72%	-3.83%
2014	1.40%	606	15.06	9,129	1.85%	6.58%
2013	1.40%	606	14.13	8,565	1.96%	19.41%
Quality Bond Fund II - Primary Shares (FQB)
2017	1.40%	2,654	13.83	36,704	3.24%	2.58%
2016	1.40%	2,689	13.48	36,251	3.62%	2.37%
2015	1.40%	3,673	13.17	48,368	3.76%	-1.64%
2014	1.40%	3,712	13.39	49,697	3.71%	2.34%
2013	1.40%	3,748	13.08	49,031	3.71%	-0.38%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	1.40%	6,823	15.64	106,682	1.61%	11.23%
2016	1.40%	7,597	14.06	106,792	2.20%	16.26%
2015	1.40%	8,122	12.09	98,207	2.86%	-5.43%
2014	1.40%	8,631	12.79	110,355	2.71%	7.13%
2013	1.40%	9,090	11.94	108,493	2.48%	26.22%
VIP Growth Portfolio - Service Class (FGS)
2017	1.40%	12,037	23.00	276,890	0.12%	33.12%
2016	1.40%	12,212	17.28	211,027	0.00%	-0.69%
2015	1.40%	12,462	17.40	216,848	0.16%	5.55%
2014	1.40%	11,928	16.49	196,635	0.09%	9.63%
2013	1.40%	12,208	15.04	183,570	0.20%	34.30%
VIP High Income Portfolio - Service Class (FHIS)
2017	1.40%	3,912	16.11	63,020	5.29%	5.58%
2016	1.40%	3,912	15.26	59,691	5.10%	12.78%
2015	1.40%	4,323	13.53	58,490	6.37%	-5.10%
2014	1.40%	4,505	14.26	64,230	5.86%	-0.34%
2013	1.40%	1,551	14.31	22,189	5.90%	4.39%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017	1.40%	1,603	$12.22	$19,581	1.34%	28.29%
2016	1.40%	2,028	9.52	19,310	1.38%	-6.45%
2015	1.40%	2,028	10.18	20,640	1.19%	2.04%
2014	1.40%	2,613	9.97	26,062	1.26%	-9.45%
2013	1.40%	2,613	11.01	28,781	1.33%	28.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	1.40%	764	17.90	13,679	1.41%	17.55%
2016	1.40%	764	15.23	11,637	0.96%	7.95%
2015	1.40%	929	14.11	13,108	1.05%	-4.41%
2014	1.40%	929	14.76	13,713	0.94%	5.20%
2013	1.40%	929	14.03	13,035	0.85%	28.62%
Forty Portfolio: Service Shares (JACAS)
2017	1.40%	8,392	24.73	207,521	0.00%	28.18%
2016	1.40%	8,992	19.29	173,471	0.87%	0.52%
2015	1.40%	9,926	19.19	190,501	1.23%	10.37%
2014	1.40%	9,926	17.39	172,601	0.03%	6.95%
2013	1.40%	9,926	16.26	161,386	0.59%	29.05%
Global Technology Portfolio: Service Shares (JAGTS)
2017	1.40%	2,475	31.78	78,663	0.44%	42.89%
2016	1.40%	2,607	22.24	57,986	0.09%	12.26%
2015	1.40%	2,607	19.81	51,653	0.80%	3.18%
2014	1.40%	2,607	19.20	50,061	0.00%	7.82%
2013	1.40%	2,607	17.81	46,431	0.00%	33.50%
Overseas Portfolio: Service Shares (JAIGS)
2017	1.40%	5,726	10.03	57,435	1.60%	28.98%
2016	1.40%	6,711	7.78	52,191	5.08%	-8.01%
2015	1.40%	7,123	8.45	60,219	0.52%	-10.08%
2014	1.40%	7,177	9.40	67,478	5.75%	-13.33%
2013	1.40%	7,599	10.85	82,436	3.16%	12.68%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	1.40%	513	15.71	8,061	5.44%	8.18%
2016	1.40%	513	14.53	7,452	5.54%	9.01%
2015	1.40%	513	13.33	6,836	5.05%	-2.50%
2014	1.40%	831	13.67	11,357	5.47%	1.49%
2013	1.40%	831	13.47	11,191	4.42%	-10.03%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2017	1.40%	442	19.67	8,693	0.00%	36.83%
2016	1.40%	458	14.37	6,584	0.00%	-10.05%
2015	1.40%	477	15.98	7,623	0.00%	-7.21%
2014	1.40%	495	17.22	8,526	0.00%	0.54%
2013	1.40%	512	17.13	8,771	0.37%	35.56%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	1.40%	2,489	13.44	33,463	1.51%	1.67%
2016	1.40%	2,510	13.22	33,191	1.32%	5.32%
2015	1.40%	2,618	12.56	32,870	1.65%	0.74%
2014	1.40%	5,108	12.46	63,661	1.44%	27.91%
2013	1.40%	5,133	9.74	50,015	1.09%	0.62%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	1.40%	1,585	27.22	43,144	1.47%	7.16%
2016	1.40%	2,351	25.40	59,719	2.41%	18.76%
2015	1.40%	2,368	21.39	50,651	2.26%	-5.62%
2014	1.40%	3,385	22.66	76,712	2.04%	11.54%
2013	1.40%	3,400	20.32	69,083	2.11%	30.05%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	1.40%	1,180	$16.27	$19,196	5.17%	5.27%
2016	1.40%	1,484	15.45	22,934	5.77%	12.56%
2015	1.40%	1,484	13.73	20,374	6.00%	-3.97%
2014	1.40%	1,181	14.30	16,885	6.15%	1.11%
2013	1.40%	1,181	14.14	16,699	6.65%	5.57%
NVIT Emerging Markets Fund - Class I (GEM)
2017	1.40%	3,034	10.99	33,338	1.36%	39.53%
2016	1.40%	3,454	7.88	27,201	0.83%	6.21%
2015	1.40%	3,536	7.41	26,218	0.83%	-17.17%
2014	1.40%	4,361	8.95	39,039	1.32%	-6.83%
2013	1.40%	4,361	9.61	41,901	0.99%	-0.66%
NVIT International Equity Fund - Class I (GIG)
2017	1.40%	2,497	13.14	32,823	1.74%	25.67%
2016	1.40%	2,497	10.46	26,118	2.11%	-0.54%
2015	1.40%	2,828	10.52	29,740	0.51%	-4.41%
2014	1.40%	2,828	11.00	31,114	3.84%	-1.84%
2013	1.40%	2,828	11.21	31,698	0.58%	16.18%
NVIT Nationwide Fund - Class I (TRF)
2017	1.40%	7,470	17.67	131,983	1.02%	18.84%
2016	1.40%	7,819	14.87	116,247	1.45%	9.83%
2015	1.40%	8,002	13.54	108,316	1.24%	-0.48%
2014	1.40%	8,002	13.60	108,836	1.17%	10.58%
2013	1.40%	8,003	12.30	98,437	1.35%	29.27%
NVIT Government Bond Fund - Class I (GBF)
2017	1.40%	5,698	12.10	68,934	2.14%	0.66%
2016	1.40%	5,698	12.02	68,483	1.96%	-0.66%
2015	1.40%	5,698	12.10	68,941	1.77%	-1.51%
2014	1.40%	5,698	12.28	69,996	2.00%	3.11%
2013	1.40%	5,698	11.91	67,888	1.97%	-5.40%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	1.40%	2,040	19.36	39,485	1.64%	11.35%
2016	1.40%	2,718	17.38	47,245	1.79%	5.65%
2015	1.40%	3,130	16.45	51,499	1.58%	-1.73%
2014	1.40%	3,267	16.74	54,699	1.72%	3.71%
2013	1.40%	3,267	16.14	52,743	1.72%	14.99%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	1.40%	6,513	22.78	148,373	1.07%	14.16%
2016	1.40%	6,989	19.95	139,464	1.26%	18.61%
2015	1.40%	6,989	16.82	117,582	1.11%	-3.90%
2014	1.40%	6,989	17.51	122,353	1.08%	7.89%
2013	1.40%	6,989	16.23	113,406	1.15%	31.19%
NVIT Money Market Fund - Class I (SAM)
2017	1.40%	3,243	9.20	29,840	0.40%	-0.98%
2016	1.40%	5,619	9.29	52,214	0.01%	-1.39%
2015	1.40%	4,468	9.42	42,103	0.00%	-1.40%
2014	1.40%	6,383	9.56	61,003	0.00%	-1.40%
2013	1.40%	4,834	9.69	46,855	0.00%	-1.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	1.40%	194	17.69	3,433	0.36%	1.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	1.40%	276	20.23	5,583	1.54%	12.94%
2016	1.40%	276	17.91	4,944	1.89%	14.73%
2015	1.40%	276	15.61	4,309	1.28%	-4.51%
2014	1.40%	276	16.35	4,513	1.26%	8.97%
2013	1.40%	276	15.00	4,141	1.43%	33.54%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.40%	395	$30.08	$11,883	0.00%	25.95%
2016	1.40%	425	23.88	10,151	0.00%	4.98%
2015	1.40%	425	22.75	9,669	0.00%	-1.58%
2014	1.40%	425	23.12	9,825	0.00%	2.58%
2013	1.40%	425	22.54	9,578	0.00%	37.00%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	1.40%	1,151	18.48	21,269	0.00%	23.18%
2016	1.40%	1,031	15.00	15,467	0.00%	6.79%
2015	1.40%	1,671	14.05	23,473	0.00%	-0.65%
2014	1.40%	1,671	14.14	23,628	0.00%	1.37%
2013	1.40%	1,671	13.95	23,308	0.00%	42.27%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	1.40%	7,934	19.17	152,112	0.52%	7.54%
2016	1.40%	7,911	17.83	141,036	0.65%	24.17%
2015	1.40%	8,345	14.36	119,810	0.58%	-7.34%
2014	1.40%	11,439	15.49	177,237	0.52%	5.52%
2013	1.40%	11,849	14.68	173,980	0.85%	38.44%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	1.40%	4,991	19.40	96,832	0.00%	11.90%
2016	1.40%	4,991	17.34	86,532	0.33%	21.12%
2015	1.40%	5,155	14.31	73,792	0.38%	-3.01%
2014	1.40%	5,155	14.76	76,084	0.16%	-0.60%
2013	1.40%	6,148	14.85	91,284	0.14%	38.94%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	1.40%	4,290	13.90	59,649	4.12%	4.85%
2016	1.40%	6,090	13.26	80,762	3.13%	7.13%
2015	1.40%	6,738	12.38	83,409	1.97%	-4.25%
2014	1.40%	6,779	12.93	87,641	3.00%	2.43%
2013	1.40%	10,369	12.62	130,874	3.44%	-2.51%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.40%	15,134	30.09	455,438	0.48%	25.54%
2016	1.40%	15,905	23.97	381,278	0.75%	2.19%
2015	1.40%	15,716	23.46	368,690	0.64%	3.62%
2014	1.40%	15,418	22.64	349,057	0.74%	7.28%
2013	1.40%	13,371	21.10	282,181	0.78%	34.79%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	1.40%	1,584	17.47	27,671	3.12%	16.35%
2016	1.40%	1,912	15.01	28,707	2.74%	16.24%
2015	1.40%	1,912	12.92	24,696	1.58%	-7.61%
2014	1.40%	1,912	13.98	26,731	1.76%	7.64%
2013	1.40%	1,912	12.99	24,834	0.00%	33.74%
Guardian Portfolio - I Class Shares (AMGP)
2017	1.40%	1,778	19.16	34,061	0.32%	23.66%
2016	1.40%	1,955	15.49	30,285	0.55%	7.22%
2015	1.40%	2,003	14.45	28,940	0.72%	-6.30%
2014	1.40%	2,050	15.42	31,610	0.45%	7.50%
2013	1.40%	2,093	14.34	30,021	0.83%	36.87%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.40%	2,285	21.49	49,097	0.00%	23.54%
2016	1.40%	2,513	17.39	43,707	0.00%	2.94%
2015	1.40%	2,864	16.90	48,390	0.00%	-0.14%
2014	1.40%	3,008	16.92	50,896	0.00%	6.08%
2013	1.40%	3,276	15.95	52,256	0.00%	30.76%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	1.40%	1,484	15.58	23,114	0.60%	11.78%
2016	1.40%	1,484	13.93	20,678	0.81%	25.59%
2015	1.40%	1,484	11.09	16,465	0.77%	-13.04%
2014	1.40%	1,484	12.76	18,934	0.75%	8.31%
2013	1.40%	1,484	11.78	17,480	1.19%	29.30%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	1.40%	4,819	$18.14	$87,430	0.93%	34.76%
2016	1.40%	4,822	13.46	64,920	1.09%	-1.32%
2015	1.40%	5,148	13.64	70,232	1.29%	2.49%
2014	1.40%	5,959	13.31	79,322	1.11%	0.86%
2013	1.40%	6,844	13.20	90,326	1.38%	25.53%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	1.40%	7,656	18.87	144,474	1.24%	15.28%
2016	1.40%	8,514	16.37	139,373	1.08%	10.06%
2015	1.40%	10,149	14.87	150,953	1.00%	1.88%
2014	1.40%	12,658	14.60	184,794	0.83%	9.15%
2013	1.40%	12,658	13.37	169,297	1.10%	29.93%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	1.40%	3,766	18.60	70,064	0.03%	26.99%
2016	1.40%	3,998	14.65	58,570	0.00%	0.91%
2015	1.40%	4,141	14.52	60,121	0.00%	5.11%
2014	1.40%	4,141	13.81	57,196	0.00%	4.30%
2013	1.40%	4,483	13.24	59,365	0.01%	34.08%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	1.40%	478	15.70	7,503	0.42%	48.93%
2016	1.40%	496	10.54	5,228	0.46%	-1.29%
2015	1.40%	516	10.68	5,510	0.55%	-15.20%
2014	1.40%	536	12.59	6,749	0.51%	-1.81%
2013	1.40%	554	12.82	7,104	1.50%	10.45%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	1.40%	1,724	10.27	17,701	0.00%	-3.07%
2016	1.40%	2,982	10.59	31,587	0.38%	41.70%
2015	1.40%	2,998	7.48	22,411	0.03%	-34.38%
2014	1.40%	3,013	11.39	34,323	0.09%	-20.24%
2013	1.40%	3,027	14.28	43,232	0.66%	8.99%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	1.40%	5,414	20.70	112,056	0.65%	18.76%
2016	1.40%	5,985	17.43	104,309	2.01%	10.66%
2015	1.40%	6,006	15.75	94,590	0.13%	-4.44%
2014	1.40%	6,027	16.48	99,332	0.05%	8.88%
2013	1.40%	6,435	15.14	97,409	0.20%	28.85%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.40%	1,870	17.53	32,780	0.36%	3.20%
2014	1.40%	1,870	16.99	31,763	0.32%	9.77%
2013	1.40%	5,564	15.47	86,095	0.69%	27.92%

2017	Contract Owners’ Equity:				$3,507,326
2016	Contract Owners’ Equity:				$3,179,522
2015	Contract Owners’ Equity:				$3,136,651
2014	Contract Owners’ Equity:				$3,345,624
2013	Contract Owners’ Equity:				$3,249,971
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.